Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	$ 162,661	$ 70,830
Securities lending:	2,513	1,827
Total secured borrowings	165,174	72,657
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	155,356	65,180
Securities lending:	2,513	1,827
Total secured borrowings	157,869	67,007
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	315	800
Securities lending:	0	0
Total secured borrowings	315	800
30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	5,375	3,825
Securities lending:	0	0
Total secured borrowings	5,375	3,825
Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,615	1,025
Securities lending:	0	0
Total secured borrowings	1,615	1,025
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	130,238	63,788
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	128,304	62,401
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	15	7
U.S. Treasury | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,409	827
U.S. Treasury | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	510	553
Agency residential mortgage-backed securities (“RMBS”)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	26,831	1,953
Securities lending:	111	110
Agency residential mortgage-backed securities (“RMBS”) | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	25,815	1,460
Securities lending:	111	110
Agency residential mortgage-backed securities (“RMBS”) | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	493
Securities lending:	0	0
Agency residential mortgage-backed securities (“RMBS”) | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	896	0
Securities lending:	0	0
Agency residential mortgage-backed securities (“RMBS”) | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	120	0
Securities lending:	0	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	2,080	1,275
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	103	99
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	72	88
Corporate bonds | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,315	782
Corporate bonds | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	590	306
Sovereign debt/sovereign guaranteed
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,049	1,008
Sovereign debt/sovereign guaranteed | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,049	1,008
Sovereign debt/sovereign guaranteed | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Sovereign debt/sovereign guaranteed | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Sovereign debt/sovereign guaranteed | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
State and political subdivisions
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	781	689
State and political subdivisions | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	37	38
State and political subdivisions | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	38	49
State and political subdivisions | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	449	443
State and political subdivisions | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	257	159
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	281	214
Securities lending:	25	66
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	4	13
Securities lending:	25	66
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	180	102
Securities lending:	0	0
Other debt securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	73	92
Securities lending:	0	0
Other debt securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	24	7
Securities lending:	0	0
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	137	161
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	44	161
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
U.S. government agencies | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	61	0
U.S. government agencies | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	32	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,264	1,742
Securities lending:	2,377	1,651
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	2,377	1,651
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	10	61
Securities lending:	0	0
Equity securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,172	1,681
Securities lending:	0	0
Equity securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	82	0
Securities lending:	$ 0	$ 0